UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------
Check here if Amendment [   ]; Amendment Number:
                                                ------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           02/17/04
      -----------------------         -------------------            --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    49
                                           ------------------------------

Form 13F Information Table Value Total:    $499,053
                                           ------------------------------
                                                      (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Aether Systems, Inc.    Common     00808V105     6,214    1,308,214  SH             SOLE                    SOLE

Alcan Inc.              Common     013716105    16,775      357,300  SH             SOLE                    SOLE

Altria Group            Common     02209S103    25,343      465,700  SH             SOLE                    SOLE

Anadarko Petroleum      Common     032511107     2,224       44,000  SH             SOLE                    SOLE

Andrew Corp             Common     034425108     8,805      765,000  SH             SOLE                    SOLE

Apple Computer          Common     037833100     1,069       50,000  SH    CALL     SOLE                                      NONE

BB&T Corp               Common     054937107     1,694       43,848  SH             SOLE                    SOLE

Bristol Meyers Squibb   Common     110122108     8,523      298,000  SH             SOLE                    SOLE

Cara Operations Ltd     Common     140754300       273       50,000  SH             SOLE                    SOLE

Concerto Software Inc.  Common     20602T106     3,209      267,832  SH             SOLE                    SOLE

Dana Corp               Common     235811106     2,804      152,800  SH             SOLE                    SOLE

Dime Bancorp Lit Wts    Common     25429Q110       275    1,615,000  SH             SOLE                    SOLE

Disney (Walt) Holdings  Common     254687106     1,211       51,900  SH             SOLE                    SOLE

EMC Corp                Common     268648102    21,976    1,700,951  SH             SOLE                    SOLE

Esperion Therapeutics   Common     29664R106   614,059      406,200  SH             SOLE                    SOLE

Freddie Mac             Common     313400301    61,498    1,054,500  SH             SOLE                    SOLE






                                                FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Gartner Inc.            Common     366651107       283       25,000  SH             SOLE                    SOLE

Gentek, Inc.            Common     37245X203    14,807      418,281  SH             SOLE                    SOLE

HSBC Holdings           Common     404280406    14,638      185,713  SH             SOLE                    SOLE

Intel Corp              Common     458140100     6,410      200,000  SH    CALL     SOLE                                      NONE

Intergraph Corp         Common     458631090     1,835       76,699  SH             SOLE                    SOLE

Invivo Corporation      Common     461858102     4,204      191,800  SH             SOLE                    SOLE

JC Penney               Common     708160106     2,628      100,000  SH             SOLE                    SOLE

JC Penney               Common     708160106     2,628      100,000  SH    CALL     SOLE                                      NONE

Jacuzzi Brands          Common     469865109     2,196      309,700  SH             SOLE                    SOLE

Kansas City Southern    Common     485170302     1,289       90,000  SH             SOLE                    SOLE

Kraft Foods, Inc.       Common     50075N104     3,061       95,000  SH             SOLE                    SOLE

Liberty Media Ser A     Common     530718105    15,317    1,288,216  SH             SOLE                    SOLE

Leucadia National Corp  Common     527288104     4,071       88,300  SH             SOLE                    SOLE

Mid Atlantic Medical    Common     59523C107    40,182      620,100  SH             SOLE                    SOLE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Mony Group, Inc.        Common     615337102       626       20,000  SH             SOLE                    SOLE

Motorola, Inc.          Common     620076109     2,800      200,000  SH    CALL     SOLE                                      NONE

News Corp Ltd           SP ADR PFD 652487802     1,655       54,700  SH             SOLE                    SOLE

Nextwave Telecom        Common     65332M103     9,249    2,890,200  SH             SOLE                    SOLE

Northrop Grumman        Common     666807102       859        8,985  SH             SOLE                    SOLE

Playtex Products        Common     72813P100     1,616      209,000  SH             SOLE                    SOLE

Pivotal Corp            Common     72581R106     1,090      526,500  SH             SOLE                    SOLE

Right Mgmt Conlts       Common     766573109       877       47,000  SH             SOLE                    SOLE

Rite Aid Corp           Common     767754104       906      150,000  SH             SOLE                    SOLE

Scitex Corp Limited     Common     809090103       693      137,447  SH             SOLE                    SOLE

Sequenom Inc.           Common     817337108       300       94,300  SH             SOLE                    SOLE

Sicor Inc.              Common     825846108    38,527    1,416,440  SH             SOLE                    SOLE

Sports Authority        Common     84917U109     1,319       34,336  SH             SOLE                    SOLE

Time Warner Inc.        Common     887317105    18,996    1,055,900  SH             SOLE                    SOLE

Tyco International      Common     902124106    68,187    2,573,100  SH             SOLE                    SOLE

Tyco International      Common     902124106     5,300      200,000  SH    CALL     SOLE                                      NONE

UnitedHealth Group      Common     91324P102    11,927      205,000  SH    CALL     SOLE                                      NONE

UnitedHealth Group      Common     91324P102    11,760      200,000  SH    PUT      SOLE                                      NONE

Warnaco Group           Common     934390402    32,865    2,060,513  SH             SOLE                    SOLE
